INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of inventories

	2020	2021
Components	560	578
SIM cards and blank prepaid vouchers	265	148
Others	226	122
Total	1,051	848
Provision for obsolescence
Components	(37)	(38)
SIM cards and blank prepaid vouchers	(28)	(28)
Others	(3)	(3)
Total	(68)	(69)
Net	983	779

Schedule of movements in the provision for obsolescence

	2020	2021
Beginning balance	92	68
Provision recognized during the year	1	2
Inventory written-off	(25)	(1)
Ending balance	68	69